Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2020
Organization and principal activities
Schedule of Significant Operating Subsidiaries

As of June 30, 2020, the Group’s significant operating subsidiaries are as follows:

	Place of	Date of	Percentage of
Name of company	incorporation	incorporation	ownership	Principal activities
Zai Lab (Hong Kong) Limited	Hong Kong S.A.R	April 29, 2013	100%	Operating company for business development and R&D activities and commercialisation of innovative medicines and device
Zai Lab (Shanghai) Co., Ltd.	PRC	January 6, 2014	100%	Development and commercialisation of innovative medicines and devices
Zai Lab (AUST) Pty., Ltd.	Australia	December 10, 2014	100%	Clinical trial activities
Zai Lab (Suzhou) Co., Ltd.	PRC	November 30, 2015	100%	Development and commercialisation of innovative medicines
Zai Biopharmaceutical (Suzhou) Co., Ltd.	PRC	June 15, 2017	100%	Development and commercialisation of innovative medicines
Zai Lab (US) LLC	U.S.	April 21, 2017	100%	Operating company for business development and R&D activities
Zai Lab International Trading (Shanghai) Co., Ltd.	PRC	November 6, 2019	100%	Commercialisation of innovative medicines and devices